Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities
Schedule of other current liabilities

	December 31,	December 31,
	2023	2024

	(in thousands)
Accrued payroll and related expenses	$26,329	17,139
Guarantee deposit received	34,270	—
Accrued mask, mold fees and other expenses for RD	14,813	10,651
Received in advance from disposal of land	7,383	7,383
Accrued software maintenance	7,222	7,215
Lease liabilities	4,636	3,708
Payable for purchases of building and equipment	3,102	3,160
Allowance for sales discounts	552	207
Provision on onerous inventory contract	599	138
Accrued insurance, welfare expenses, professional fee and others	10,385	13,994
	$109,291	63,595

Schedule of activity in the sales discounts

	Balance at			Balance at
	beginning	Charges to	Amounts	end of
Period	of year	earnings	utilized	year

	(in thousands)
Year 2022	$1,570	26,830	(26,220)	2,180
Year 2023	$2,180	20,429	(22,057)	552
Year 2024	$552	12,879	(13,224)	207